                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

       PRINCIPAL
       AMOUNT IN                                                                COUPON            MATURITY
       THOUSANDS                                                                 RATE               DATE              VALUE
------------------------                                                    ---------------     -------------- ----------------

                           GOVERNMENT & CORPORATE BONDS (94.3%)
                           FOREIGN (23.3%)
                           ARGENTINA (0.5%)
                           Government Obligations
$                    63    Republic of Argentina                                 1.33%        12/31/38     $        22,938
                    800    Republic of Argentina (c)                             3.53             04/10/49             316,000
                  1,960    Republic of Argentina                                 5.83             12/31/33             842,800
                    174    Republic of Argentina                                 8.28             12/31/33             168,742
                     94    Republic of Argentina                                 8.28             12/31/33              91,828
                                                                                                               ---------------
                           TOTAL ARGENTINA                                                                           1,442,308
                                                                                                               ---------------

                           AUSTRALIA (0.1%)
                           Other Metals/Minerals (0.0%)
                    495    Murrin Holdings Property Ltd. (c) (i)                9.375             08/31/07                   0
                                                                                                               ----------------
                           Property - Casualty Insurers (0.1%)
                    430    Mantis Reef Ltd. - 144A*                             4.692             11/14/08             424,717
                                                                                                               ----------------
                           TOTAL AUSTRALIA                                                                             424,717
                                                                                                               ----------------

                           BELGIUM (0.2%)
                           Cable/Satellite TV
                    700    Telenet Group Holding NV - 144A*                     11.50    tt       06/15/14             567,000
                                                                                                               ----------------
                           BRAZIL (2.5%)
                           Government Obligations (2.3%)
                  1,320    Federal Republic of Brazil                            4.25    ***      04/15/24           1,259,899
                    380    Federal Republic of Brazil                            6.00             04/15/24             367,640
                  1,720    Federal Republic of Brazil                            8.00             04/15/14           1,756,105
                  1,890    Federal Republic of Brazil                           8.875             10/14/19           1,960,875
                    230    Federal Republic of Brazil                           8.875             04/15/24             234,600
                    360    Federal Republic of Brazil                           10.50             07/14/14             418,860
                  1,110    Federal Republic of Brazil                           14.50             10/15/09           1,434,675
                                                                                                               ----------------
                                                                                                                     7,432,654
                           Major Banks (0.2%)                                                                  ----------------
                    520    Banco ABN AMRO Real S.A.                              0.00             07/21/06             511,680
                                                                                                               ----------------
                           TOTAL BRAZIL                                                                               7,944,334
                                                                                                               ----------------
                           BULGARIA (0.3%)
                           Government Obligations
                    860    Federal Republic of Bulgaria                          8.25             01/15/15           1,069,324
                                                                                                               ----------------
                           CANADA (2.3%)
                           Aluminum (0.3%)
                  1,045    Novelis, Inc. - 144A*                                 7.25             02/15/15           1,073,737
                                                                                                               ----------------
                           Drugstore Chains (0.3%)
                    225    Jean Coutu Group PJC, Inc. (The)                     7.625             08/01/12             235,125
                    625    Jean Coutu Group PJC, Inc. (The)                      8.50             08/01/14             622,656
                                                                                                               ----------------
                                                                                                                       857,781
                                                                                                               ----------------
                            Forest Products (0.2%)
                    685     Tembec Industries, Inc.                              8.50             02/01/11             551,425
                                                                                                               ----------------
                            Media Conglomerates (0.3%)
                    934     Canwest Media, Inc.                                  8.00             09/15/12             996,314
                                                                                                               ----------------
                           Other Metals/Minerals (0.1%)
                    375    Brascan Corp.                                        7.125             06/15/12             415,318
                                                                                                               ----------------
                           Other Transportation (0.3%)
                    690    CHC Helicopter Corp.                                 7.375             05/01/14             701,212

                    375    CHC Helicopter Corp. - 144A*                         7.375             05/01/14             381,094
                                                                                                               ----------------
                                                                                                                     1,082,306
                                                                                                               ----------------
                           Pulp & Paper (0.5%)
                    375    Abitibi-Consolidated, Inc.                            6.00             06/20/13             351,562
                    800    Abitibi-Consolidated, Inc.                            8.85             08/01/30             784,000
                    300    Bowater Canada Finance                                7.95             11/15/11             319,500
                                                                                                               ----------------
                                                                                                                     1,455,062
                                                                                                               ----------------
                           Telecommunication Equipment (0.2%)
                    660    Nortel Networks Ltd.                                 6.125             02/15/06             664,950
                                                                                                               ----------------
                           Wireless Telecommunications (0.1%)
                    330    Rogers Wireless Communications, Inc.                  7.50             03/15/15             362,175
                           TOTAL CANADA                                                                        ----------------
                                                                                                                     7,459,068
                                                                                                               ----------------

                           CHILE (0.2%)
                           Oil & Gas Production
                    670    Empresa Nacional de Petroleo                          6.75             11/15/12             736,704
                                                                                                               ----------------
                           COLOMBIA (0.2%)
                           Foreign Government Obligations
                    333    Republic of Columbia                                  9.75             04/09/11             377,712
                     80    Republic of Columbia                                 10.375            01/28/33              95,200
                    210    Republic of Columbia                                 11.75             02/25/20             271,950
                                                                                                               ----------------
                           TOTAL COLOMBIA                                                                              744,862
                                                                                                               ----------------
                           DENMARK (0.0%)
                           Finance/Rental/Leasing
DKK                 720    Realkredit Denmark                                    6.00             10/01/29             121,836
                      0    Unikredit Realkredit                                  5.00             10/01/29                  71
                                                                                                               ----------------
                           TOTAL DENMARK                                                                               121,907
                                                                                                               ----------------
                           FRANCE (0.6%)
                           Chemicals: Specialty (0.3%)
$                 1,120    Rhodia SA                                            8.875             06/01/11           1,092,000
                                                                                                               ----------------
                           Miscellaneous Manufacturing (0.1%)
                    125    CIE Generale de Geophysique SA - 144A*                7.50             05/15/15             131,250
                                                                                                               ----------------
                           Telecommunications (0.2%)
                    480    France Telecom S.A.                                   8.75             03/01/31             663,092
                                                                                                               ----------------
                           TOTAL FRANCE                                                                              1,886,342
                                                                                                               ----------------
                           GERMANY (0.7%)
                           Cable/Satellite Tv (0.3%)
                    745    Kabel Deutschland - 144A*                           10.625             07/01/14             826,950
                                                                                                               ----------------
                           Government Obligations (0.4%)
                  1,000    Aries Vermogensverwaltng                              9.60             10/25/14           1,283,520
                                                                                                               ----------------
                           TOTAL GERMANY                                                                            2,110,470
                                                                                                               ----------------
                           INDONESIA (0.6%)
                           Pulp & Paper
                  1,648    Tjiwi Kimia Finance BV - 144A* (c)                    0.00             04/29/27             411,913
                    518    Tjiwi Kimia Finance BV - 144A*                        4.19             04/29/15             445,741
                  1,334    Tjiwi Kimia Finance BV - 144A*                        4.19             04/29/18             867,129
                                                                                                               ----------------
                           TOTAL INDONESIA                                                                           1,724,783
                                                                                                               ----------------
                           IRELAND (0.1%)
                           Investment Managers
                    410    JSG Funding PLC                                      9.625             10/01/12             416,150
                                                                                                               ----------------
                           ISRAEL (0.3%)
                           Electrical Products
                    844    Ormat Funding Corp.                                   8.25             12/30/20             856,848
                                                                                                               ----------------

                           IVORY COAST (0.0%)

                           Government Obligations
                    560    Ivory Coast                                           2.00             03/29/18             107,800
                                                                                                               ----------------
                           JAPAN (4.0%)
                           Government Obligations
JPY              75,000    Japan (Government of)                                 0.10             12/20/05             667,309
                357,000    Japan (Government of)                                 0.50             06/20/06           3,188,760
                775,000    Japan (Government of)                                 0.50             09/20/06           6,929,436
                214,500    Japan (Government of)                                 0.80             03/20/13           1,885,498
                                                                                                               ----------------

                           TOTAL JAPAN                                                                              12,671,003
                                                                                                               ----------------
                           LUXEMBOURG (0.2%)
                           Telecommunications
$                    95    Telecom Italia Capital SpA                            4.00             11/15/08              93,208
                    575    Telecom Italia Capital SpA - 144A*                    4.00             01/15/10             555,389
                                                                                                               ----------------

                           TOTAL LUXEMBOURG                                                                            648,597
                                                                                                               ----------------
                           MALAYSIA (0.1%)
                           Government Obligations
                    330    Malaysia                                              7.50             07/15/11             376,620
                                                                                                               ----------------
                           MEXICO (3.2%)
                           Government Obligations (1.5%)
                  1,040    United Mexican States Corp.                          8.125             12/30/19           1,259,960
                    470    United Mexican States Corp.                           8.30             08/15/31             582,095
                  1,090    United Mexican States Corp.                          8.375             01/14/11           1,252,955
                    720    United Mexican States Corp.                         10.375            02/17/09             848,520
                    535    United Mexican States Corp.                          11.50             05/15/26             857,337
                                                                                                              ----------------
                                                                                                                     4,800,867
                                                                                                               ----------------

                           Oil & Gas Production (1.5%)
                  1,100    Pemex Project Funding Master Trust                   9.125             10/13/10           1,286,450
                     90    Pemex Project Funding Master Trust                    9.50             09/15/27             118,254
                    240    Pemex Project Funding Master Trust                    9.50             09/15/27             315,345
                    870    Pemex Project Funding Master Trust - 144A*            4.71             06/15/10             898,275
                    410    Pemex Project Funding Master Trust - 144A*           8.625             12/01/23             500,200
                  1,120    Pemex Project Funding Master Trust - 144A*            9.50             09/15/27           1,461,600
                                                                                                               ----------------
                                                                                                                     4,580,124
                                                                                                               ----------------
                           Specialty Telecommunications (0.0%)
                    203    Satelites Mexicanos SA                              10.125            11/01/04             112,665
                                                                                                               ----------------

                           Telecommunications (0.2%)
                    500    Axtel SA                                             11.00             12/15/13             551,250
                                                                                                               ----------------
                           TOTAL MEXICO                                                                             10,044,906
                                                                                                               ----------------
                           NETHERLANDS (0.1%)
                           Telecommunications
                    280    Deutsche Telekom International Finance Corp.          8.75             06/15/30             375,698
                                                                                                               ----------------
                           NIGERIA (0.3%)
                           Government Obligations
                  1,000    Central Bank of Nigeria                               6.25             11/15/20             997,500
                                                                                                               ----------------
                           PANAMA (0.5%)
                           Government Obligations
                    500    Republic of Panama                                   8.875             09/30/27             602,500
                    370    Republic of Panama                                   9.375             04/01/29             465,645
                    340    Republic of Panama                                   9.625             02/08/11             408,850
                    130    Republic of Panama                                   10.75             05/15/20             177,450
                                                                                                               ----------------
                           TOTAL PANAMA                                                                              1,654,445
                                                                                                               ----------------
                           PERU (0.4%)
                           Government Obligations
                    400    Republic of Peru                                     8.375             05/03/16             454,000
                    525    Republic of Peru                                     9.875             02/06/15             652,312
                                                                                                               ----------------
                           TOTAL PERU                                                                                1,106,312
                                                                                                               ----------------

                           PHILIPPINES (1.1%)
                           Government Obligations
                  2,310    Republic of Philippines                              8.875             03/17/15           2,405,287
                    720    Republic of Philippines                               9.50             02/02/30             727,632
                    440    Republic of Philippines                             10.625            03/16/25             490,050
                                                                                                               ----------------
                           TOTAL PHILIPPINES                                                                         3,622,969
                                                                                                               ----------------

                           QATAR (0.3%)
                           Gas Distributors (0.1%)
                    325    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*       8.294             03/15/14             381,881

                           Government Obligations (0.2%)
                    300    State of Quatar                                       9.75             06/15/30             454,110
                                                                                                               ----------------
                           TOTAL QATAR                                                                                 835,991
                                                                                                               ----------------

                           RUSSIA (2.5%)
                           Government Obligations (2.2%)
                  1,045    Federal Republic of Russia                            5.00             03/31/30           1,161,248
                  1,310    Federal Republic of Russia                            8.25             03/31/10           1,426,852
                  1,256    Federal Republic of Russia                           11.00             07/24/18           1,867,862
                  1,350    Federal Republic of Russia                           12.75             06/24/28           2,432,009
                                                                                                              ----------------
                                                                                                                     6,887,971
                                                                                                               ----------------

                           Oil & Gas Production (0.3%)
                    810    Gaz Capital                                          8.625             04/28/34           1,000,674
                                                                                                               ----------------

                           TOTAL RUSSIA                                                                              7,888,645
                                                                                                               ----------------
                           TUNISIA (0.1%)
                           Regional Banks
                    230    Banque Centrale de Tunisie                           7.375             04/25/12             260,762
                                                                                                               ----------------

                           TURKEY (1.3%)
                           Government Obligations
                    500    Citigroup, Inc. - 144A* +++ (Issued 09/17/04)         0.00             02/23/06             698,750
                    589    Citigroup, Inc. - 144A* +++ (Issued 08/30/04)         0.00             02/23/06             842,034
                    350    Citigroup, Inc. - 144A* +++ (Issued 09/27/04)         0.00             02/23/06             518,070
                    340    Citigroup, Inc. - 144A* +++                           0.00             09/28/06             364,820
                    620    Republic of Turkey                                   11.00             01/14/13             785,850
                    735    Republic of Turkey                                   11.50             01/23/12             938,044
                                                                                                               ----------------
                           TOTAL TURKEY                                                                              4,147,568
                                                                                                               ----------------
                           UNITED  KINGDOM (0.1%)
                           Advertising/Marketing Services
                    360    WPP Finance Corp.                                    5.875             06/15/14             372,280
                                                                                                               ----------------
                           VENEZUELA (0.5%)
                           Government Obligations
                    310    Republic of Venezuela                                 8.50             10/08/14             322,400
                    500    Republic of Venezuela                                9.375             01/13/34             523,000
                    650    Republic of Venezuela                                10.75             09/19/13             756,275
                                                                                                               ----------------
                           TOTAL VENEZUELA                                                                           1,601,675
                                                                                                               ----------------
                           TOTAL FOREIGN                                                                            74,217,588
                           (Cost $72,583,319)                                                                  ----------------

                           UNITED  STATES (71.0%)
                           CORPORATE BONDS (36.9%)
                           Aerospace & Defense (0.5%)
                    825    K&F Acquisition Inc.                                  7.75             11/15/14             849,750
                    375    Northrop Grumman Corp.                               4.079             11/16/06             372,363
                     70    Raytheon Co.                                          8.30             03/01/10              79,777
                    303    Systems 2001 Asset Trust - 144A*                     6.664             09/15/13             324,273
                                                                                                               ----------------
                                                                                                                     1,626,163
                                                                                                               ----------------
                     95    Air Freight/Couriers (0.1%)                           2.65             04/01/07              92,265
                    185    Fedex Corp.                                           7.25             02/15/11             205,693
                           Fedex Corp.                                                                         ----------------
                                                                                                                       297,958
                                                                                                               ----------------

                           Airlines (0.1%)
                    117    America West Airlines, Inc. (Series 01-1)             7.10             04/02/21             121,238
                     95    Southwest Airlines Co. (Series 01-1)                 5.496             11/01/06              96,188
                                                                                                               ----------------
                                                                                                                       217,426
                                                                                                               ----------------
                           Apparel/Footwear (0.5%)
                  1,115    Levi Strauss & Co.                                   8.254             04/01/12           1,120,575
                    335    Oxford Industries, Inc.                              8.875             06/01/11             360,962
                                                                                                               ----------------
                                                                                                                     1,481,537
                                                                                                               ----------------

                           Apparel/Footwear Retail (0.1%)
                    425    Brown Shoe Co., Inc.                                  8.75             05/01/12             456,875
                                                                                                               ----------------

                           Auto Parts: O.E.M. (0.6%)
                    500    ArvinMeritor, Inc.                                    8.75             03/01/12             540,000
                    350    Lear Corp. (Series B)                                 8.11             05/15/09             363,000
                     70    Meritor Automotive Inc.                               6.80             02/15/09              70,350
                    795    TRW Automotive, Inc.                                 9.375             02/15/13             894,375
                                                                                                               ----------------
                                                                                                                     1,867,725
                                                                                                               ----------------
                           Beverages: Alcoholic (0.2%)
                    485    FBG Finance Ltd.- 144A*                              5.125             06/15/15             477,452
                                                                                                               ----------------

                           Broadcasting (0.1%)
                    328    Salem Communications Holdings Corp. (Series B)        9.00             07/01/11             351,780
                                                                                                               ----------------

                           Building Products (0.7%)
                    175    Interface, Inc.                                       7.30             04/01/08             179,375
                    910    Interface, Inc.                                       9.50             02/01/14             937,300
                    875    Nortek, Inc.                                          8.50             09/01/14             856,406
                    120    PLY Gem Industries, Inc.                              9.00             02/15/12             105,600
                                                                                                               ----------------
                                                                                                                     2,078,681
                                                                                                               ----------------
                           Cable/Satellite Tv (1.6%)
                    850    Cablevision Systems Corp. (Series B)                  7.89             04/01/09             880,812
                  1,000    Charter Communications Holdings LLC                  10.75             10/01/09             825,000
                    755    Comcast Cable Communications, Inc.                    6.75             01/30/11             821,955
                    145    Comcast Corp.                                         6.50             01/15/15             159,167
                    435    Cox Communications, Inc.                             4.625             01/15/10             427,957
                    730    Echostar DBS Corp.                                   6.375             10/01/11             730,912
                    600    Echostar DBS Corp.                                   6.625             10/01/14             598,500
                    400    Intelsat Bermuda Ltd. - 144A*                        8.695             01/15/12             410,000
                    290    Renaissance Media Group LLC                          10.00             04/15/08             288,912
                                                                                                               ----------------
                                                                                                                     5,143,215
                                                                                                               ----------------
                          Casino/Gaming (1.5%)
                 6,500   Aladdin Gaming Holdings/Capital Corp. LLC
                         (Series B) (c) (i)                                     13.50             03/01/10                   0
                   915   Harrah's Operating Co., Inc.                           7.875             12/15/05             926,437
                   765   Isle of Capri Casinos                                   7.00             03/01/14             774,562
                   495   Las Vegas Sands Corp.                                  6.375             02/15/15             487,575
                 1,630   MGM Mirage, Inc.                                        6.00             10/01/09           1,642,225
                 3,904   Resort At Summerlin LP/Ras Co.
                         (Series B) (a) (c) (i)                                 13.00             12/15/07                   0
                   250   Station Casinos, Inc.                                   6.00             04/01/12             253,750
                   675   Station Casinos, Inc. - 144A*                          6.875             03/01/16             698,625
                                                                                                               ----------------
                                                                                                                     4,783,174
                                                                                                               ----------------

                           Chemicals: Agricultural (0.0%)
                     31    IMC Global, Inc. (Series B)                         10.875             06/01/08              35,340
                                                                                                               ----------------

                           Chemicals: Major Diversified (0.4%)
                      315  Huntsman Advanced Materials Corp.                    11.00             07/15/10             359,887
                      651  Huntsman ICI Chemicals                              10.125             07/01/09             675,412
                      145  ICI Wilmington, Inc.                                 4.375             12/01/08             142,563
                                                                                                                ----------------
                                                                                                                     1,177,862
                                                                                                                ----------------
                           Chemicals: Specialty (2.1%)
                    1,020  Equistar Chemical Funding                           10.125             09/01/08           1,127,100
                      105  Equistar Chemical Funding                           10.625             05/01/11             117,600
                      500  Innophos, Inc. - 144A*                               8.875             08/15/14             516,250
                      275  Innophos, Inc. - 144A*                              10.771             02/15/15             255,063
                      350  ISP Chemco                                          10.25             07/01/11              382,375
                      680  ISP Holdings, Inc. (Series B)                       10.625             12/15/09             729,300
                      225  Koppers Industry, Inc.                               9.875             10/15/13             246,375
                      195  Millennium America, Inc.                             7.00             11/15/06              200,850
                      781  Millennium America, Inc.                             9.25             06/15/08              855,195
                      530  Nalco Co.                                            7.75             11/15/11              566,438
                      600  Nalco Co.                                            8.875             11/15/13             657,000
                      825  Rockwood Specialties, Inc.                          10.625             05/15/11             917,813
                                                                                                                ----------------
                                                                                                                     6,571,359
                                                                                                                ----------------

                      Coal (0.1%)
                      175  Foundation PA Coal Co.                                     7.25             08/01/14             185,938
                                                                                                                    ----------------

                           Construction Materials (0.2%)
                      625  RMCC Acquisition Co. - 144A*                               9.50             11/01/12             621,875
                                                                                                                    ----------------

                           Consumer Sundries (0.1%)
                      415  Amscan Holdings, Inc.                                      8.75             05/01/14             385,950
                                                                                                                    ----------------

                           Containers/Packaging (1.6%)
                      500  Graham Packaging Company, Inc. - 144A*                     8.50             10/15/12             520,000
                      570  Graham Packaging Company, Inc. - 144A*                    9.875             10/15/14             589,950
                      875  Graphic Packaging International Corp.                      9.50             08/15/13             901,250
                    1,775  Owens-Illinois, Inc.                                       7.50             05/15/10           1,865,969
                      145  Pliant Corp. (Issued 04/10/02)                            13.00             06/01/10             118,175
                      590  Pliant Corp. (Issued 08/29/00)                            13.00             06/01/10             480,850
                      620  Sealed Air Corp. - 144A*                                  5.625             07/15/13             627,686
                                                                                                                    ----------------
                                                                                                                          5,103,880
                                                                                                                    ----------------
                           Data Processing Services (0.2%)
                      495  Sungard Data Systems, Inc. - 144A*                        9.125             08/15/13             516,656
                                                                                                                    ----------------
                           Department Stores (0.1%)
                      320  Penny (JC) Co., Inc.                                       7.40             04/01/37             350,123
                                                                                                                   ----------------
                           Drugstore Chains (0.1%)
                       48  CVS Corp. - 144A *                                        5.789             01/10/26              50,797
                       29  CVS Corp. - 144A*                                         6.204             10/10/25              30,930
                      285  Rite Aid Corp.                                            8.125             05/01/10             295,331
                                                                                                                    ----------------
                                                                                                                            377,058
                                                                                                                    ----------------
                           Electric Utilities (3.0%)
                       36  AES Corp. (The)                                           8.875             02/15/11              40,410
                       53  AES Corp. (The)                                           9.375             09/15/10              60,420
                      750  AES Corp. (The) - 144A*                                    9.00             05/15/15             840,000
                      280  Allegheny Energy, Inc.                                     7.75             08/01/05             280,000
                      545  Arizona Public Service Co.                                 5.80             06/30/14             573,646
                      315  CC Funding Trust I                                         6.90             02/16/07             325,706
                      245  Cincinnati Gas & Electric Co.                              5.70             09/15/12             256,807
                      830  CMS Energy Corp.                                           7.50             01/15/09             877,725
                      660  Consolidated Natural Gas Co.                               5.00             12/01/14             656,602
                       25  Consolidated Natural Gas Co. (Series A)                    5.00             03/01/14              24,880
                      125  Consolidated Natural Gas Co. (Series C)                    6.25             11/01/11             134,188
                       30  Detroit Edison Co. (The)                                  6.125             10/01/10              31,907
                      490  Detroit Edison Co. (The) - 144A*                           4.80             02/15/15             481,211
                      185  Entergy Gulf States, Inc.                                  3.60             06/01/08             179,545
                      355  Entergy Gulf States, Inc.                                  3.73      ***    12/01/09             356,203
                      340  Exelon Corp.                                               6.75             05/01/11             371,502
                      100  IPALCO Enterprises, Inc.                                  8.625             11/14/11             112,750
                      825  Monongahela Power Co.                                      5.00             10/01/06             828,685
                      640  MSW Energy Holdings/Finance                               7.375             09/01/10             668,800
                      140  MSW Energy Holdings/Finance                                8.50             09/01/10             151,200
                      470  Nevada Power Co.                                           9.00             08/15/13             529,925
                      105  Panhandle Eastern Pipe Line Co. (Series B)                 2.75             03/15/07             102,012
                      790  PSEG Energy Holdings, Inc.                                8.625             02/15/08             847,275
                      445  Reliant Energy, Inc.                                       6.75             12/15/14             440,550
                       55  Texas Eastern Transmission, LP                             7.00             07/15/32              65,427
                      195  Wisconsin Electric Power Co.                               3.50             12/01/07             190,832
                                                                                                                    ----------------
                                                                                                                          9,428,208
                                                                                                                    ----------------
                           Electrical Products (0.4%)
                      105  Cooper Industries, Inc.                                    5.25             07/01/07             106,211
                      775  Rayovac Corp.                                              8.50             10/01/13             821,500
                      300  Rayovac Corp. - 144A*                                     7.375             02/01/15             297,750
                                                                                                                    ---------------
                                                                                                                          1,225,461
                                                                                                                    ----------------
                           Electronic Components (0.2%)
                      690  Sanmina-SCI Corp.                                          6.75             03/01/13             667,575
                      675  Environmental Services (0.5%)                             6.375             04/15/11     ----------------
                      350  Allied Waste North America, Inc.                          7.875             04/15/13             664,031
                      185  Allied Waste North America, Inc.                           8.50             12/01/08             365,750
                      350  Allied Waste North America, Inc.                          8.875             04/01/08             195,869
                           Allied Waste North America, Inc. (Series B)                                                      371,000
                                                                                                                    ----------------
                                                                                                                          1,596,650
                                                                                                                    ----------------
                           Finance/Rental/Leasing (0.4%)
                      405  Ford Motor Credit Co.                                      7.25             10/25/11             399,098

                      540  Ford Motor Credit Co.                                     7.375             10/28/09             539,282
                      120  Hertz Corp.                                                7.40             03/01/11             116,190
                      370  Hertz Corp.                                               7.625             06/01/12             361,954
                                                                                                                    ----------------
                                                                                                                          1,416,524
                                                                                                                    ----------------
                           Financial Conglomerates (0.6%)
                       30  Chase Manhattan Corp.                                      7.00             11/15/09              32,555
                    1,492  General Motors Acceptance Corp.                           6.875             09/15/11           1,441,717
                      315  General Motors Acceptance Corp.                            8.00             11/01/31             306,370
                                                                                                                    ----------------
                                                                                                                          1,780,642
                                                                                                                    ----------------
                           Food Retail (0.3%)
                      260  CA FM Lease Trust - 144A*                                  8.50             07/15/17             291,596
                      720  Delhaize America, Inc.                                    8.125             04/15/11             806,577
                                                                                                                    ----------------
                                                                                                                          1,098,173
                                                                                                                    ----------------
                           Food: Major Diversified (0.1%)
                        5  Dole Food Company, Inc.                                   8.875             03/15/11               5,388
                       65  Kraft Foods, Inc.                                          5.25             06/01/07              65,916
                      305  Kraft Foods, Inc.                                         5.625             11/01/11             318,912
                                                                                                                    ----------------
                                                                                                                            390,216
                           Food: Meat/Fish/Dairy (1.2%)                                                            ----------------
                      420  Michael Foods, Inc. (Series B)                             8.00             11/15/13             433,650
                      920  Pilgrim's Pride Corp.                                     9.625             09/15/11           1,007,400
                      345  PPC Escrow Corp.                                           9.25             11/15/13             388,988
                    1,100  Smithfield Foods, Inc.                                     7.00             08/01/11           1,157,750
                      715  Smithfield Foods, Inc.                                    7.625             02/15/08             750,750
                      100  Smithfield Foods, Inc. (Series B)                          8.00             10/15/09             108,500
                                                                                                                    ----------------
                                                                                                                          3,847,038
                                                                                                                    ----------------
                           Forest Products (0.0%)
                       10  Weyerhaeuser Co.                                           6.00             08/01/06              10,148
                       28  Weyerhaeuser Co.                                          6.125             03/15/07              28,607
                                                                                                                    ----------------
                                                                                                                             38,755
                                                                                                                    ----------------
                           Gas Distributors (0.7%)
                      900  Dynegy Holdings, Inc.                                     6.875             04/01/11             906,750
                      595  Dynegy Holdings, Inc. - 144A*                             9.875             07/15/10             660,450
                      425  Nisource Finance Corp.                                    3.854      ***    11/23/09             427,137
                      320  Sempra Energy                                             4.621             05/17/07             320,030
                                                                                                                    ----------------
                                                                                                                           2,314,367
                                                                                                                    ----------------
                      440  Home Building (0.4%)
                      530  Tech Olympic USA, Inc.                                   10.375             07/01/12             470,800
                      225  Tech Olympic USA, Inc. (Issued 02/03/03)                   9.00             07/01/10             551,200
                           Tech Olympic USA, Inc. (Issued 11/27/02)                   9.00             07/01/10             234,000
                                                                                                                    ----------------
                                                                                                                           1,256,000
                                                                                                                    ----------------

                           Home Furnishings (0.2%)
                      235  Mohawk Industries, Inc. (Series D)                         7.20             04/15/12             263,404
                      245  Tempur-Pedic, Inc.                                        10.25             08/15/10             273,788
                                                                                                                    ----------------
                                                                                                                            537,192
                                                                                                                    ----------------
                            Hospital/Nursing Management (0.9%)
                      805   Columbia/HCA Healthcare Corp.                             7.19             11/15/15             860,412
                      425   Community Health System, Inc.                             6.50             12/15/12             432,969
                      125   HCA, Inc.                                                 7.58             09/15/25             130,971
                      550   Medcath Holdings Corp.                                   9.875             07/15/12             614,625
                      630   Tenet Healthcare Corp.                                   7.375             02/01/13             620,550
                      265   Tenet Healthcare Corp.                                   9.875             07/01/14             284,875
                                                                                                                    ----------------
                                                                                                                          2,944,402
                                                                                                                    ----------------
                            Hotels/Resorts/Cruiselines (0.4%)
                      380   Hyatt Equities LLC - 144A*                               6.875             06/15/07             389,402
                      200   Marriott International, Inc. (Series E)                   7.00             01/15/08             210,586
                      485   Starwood Hotels & Resorts Worldwide, Inc.                7.875             05/01/12             545,625
                                                                                                                    ----------------
                                                                                                                          1,145,613
                                                                                                                    ----------------
                            Household/Personal Care (0.2%)
                      290   Clorox Co. (The)                                        3.525      ***    12/14/07              290,581
                      255   Del Laboratories, Inc.                                   8.00             02/01/12              207,825
                                                                                                                    ----------------
                                                                                                                            498,406
                                                                                                                    ----------------
                            Industrial Machinery (0.3%)
                      110   Flowserve Corp.                                         12.25             08/15/10             117,700
                      225   Goodman Global Holding Company, Inc. - 144A*             6.41             06/15/12             227,250
                      725   Goodman Global Holding Company, Inc. - 144A*            7.875             12/15/12             699,625
                                                                                                                    ----------------
                                                                                                                          1,044,575
                                                                                                                    ----------------
                             Industrial Specialties (0.5%)
                    1,180    Johnsondiversy, Inc.                                    9.625             05/15/12           1,212,450
                      430    UCAR Finance, Inc.                                      10.25             02/15/12             463,325
                                                                                                                    ----------------
                                                                                                                          1,675,775
                            Insurance Brokers/Services (0.6%)                                                       ----------------

                      195   Farmers Exchange Capital - 144A*                         7.05             07/15/28             205,406
                      780   Farmers Exchange Capital - 144A*                        8.625             05/01/24             948,422
                      935   Marsh & McLennan Companies, Inc.                        5.875             08/01/33             865,172
                                                                                                                    ----------------
                                                                                                                          2,019,000
                                                                                                                    ----------------
                             Investment Banks/Brokers (0.3%)
                      950    Refco Finance Holdings                                   9.00             08/01/12           1,030,750
                                                                                                                    ----------------

                             Managed Health Care (0.4%)
                      910    Aetna, Inc.                                             7.875             03/01/11           1,043,367
                       60    Health Net, Inc.                                        9.875             04/15/11              70,479
                      100    WellPoint Health Networks, Inc.                         6.375             06/15/06             101,786
                                                                                                                    ----------------
                                                                                                                          1,215,632
                                                                                                                    ----------------
                            Media Conglomerates (0.2%)
                       80   News America Holdings, Inc.                               7.75             02/01/24              94,522
                       75   News America, Inc.                                       7.125             04/08/28              84,759
                      150   Time Warner, Inc.                                        6.625             05/15/29             165,037
                      260   Time Warner, Inc.                                        7.625             04/15/31             321,374
                                                                                                                    ----------------
                                                                                                                            665,692
                                                                                                                    ----------------

                              Medical Distributors (0.2%)
                      500     AmerisourceBergen Corp.                                8.125             09/01/08             541,250
                                                                                                                    ----------------
                            Medical/Nursing Services (0.6%)
                      425   DaVita, Inc. - 144A*                                     6.625             03/15/13             440,938
                    1,020   Fresenius Medical Care Capital Trust                     7.875             06/15/11           1,106,700
                      150   Fresenius Medical Care Capital Trust II (Units)[+/+]     7.875             02/01/08             157,125
                      135   National Nephrology Assoc. Inc. - 144A*                  9 .00              11/01/1             151,538
                                                                                                                    ----------------
                                                                                                                          1,856,301
                                                                                                                    ----------------

                            Medical Specialties (0.1%)
                      250   Fisher Scientific International, Inc. - 144A*            6.125             07/01/15             252,500
                                                                                                                    ----------------

                            Metal Fabrications (0.5%)
                      335   General Cable Corp.                                       9.50             11/15/10             350,075
                      825   Hexcell Corp.                                             6.75             02/01/15             837,375
                      630   Trimas Corp.                                             9.875             06/15/12             541,800
                                                                                                                    ----------------
                                                                                                                          1,729,250
                                                                                                                    ----------------
                            Miscellaneous Commercial Services (0.4%)
                      500   Iron Mountain, Inc.                                       7.75             01/15/15             517,500
                      815   Iron Mountain, Inc.                                      8.625             04/01/13             859,825
                                                                                                                    ----------------
                                                                                                                          1,377,325
                                                                                                                    ----------------
                            Miscellaneous Manufacturing (0.4%)
                    1,590   Associated Materials, Inc.                               11.25      tt     03/01/14           1,017,600
                      375   Propex Fabrics, Inc.                                     10.00             12/01/12             363,750
                                                                                                                    ----------------
                                                                                                                          1,381,350
                                                                                                                    ----------------
                            Motor Vehicles (0.5%)
                      315   General Motors                                            7.25             07/03/13             358,174
                    1,310   General Motors Corp.                                     8.375             07/15/33           1,188,825
                                                                                                                    ----------------
                                                                                                                          1,546,999
                                                                                                                    ----------------

                            Movies/Entertainment (0.1%)
                      350   AMC Entertainment, Inc.                                  7.518             08/15/10             364,875
                                                                                                                    ----------------

                            Oil & Gas Pipelines (0.9%)
                    1,065   El Paso Production Holdings                               7.75             06/01/13           1,135,556
                      480   Pacific Energy Partners/Finance                          7.125             06/15/14             510,000
                      140   Southern Natural Gas                                     8.875             03/15/10             153,466
                    1,025   Williams Companies, Inc. (The)                           7.875             09/01/21           1,191,563
                                                                                                                    ----------------
                                                                                                                          2,990,585
                                                                                                                    ----------------
                            Oil & Gas Production (1.0%)
                      910   Chesapeake Energy Corp.                                   7.50             09/15/13             988,488
                      870   Hilcorp Energy/Finance - 144A*                           10.50             09/01/10             970,050
                      162   Magnum Hunter Resources, Inc.                             9.60             03/15/12             180,630
                    1,000   Vintage Petroleum, Inc.                                  7.875             05/15/11           1,057,500
                                                                                                                    ----------------
                                                                                                                          3,196,668
                                                                                                                    ----------------

                            Oil Refining/Marketing (0.9%)
                    1,050   CITGO Petroleum Corp.                                     6.00             10/15/11           1,060,500
                    1,050   Husky Oil Ltd.                                            8.90             08/15/28           1,151,905
                      565   Tesoro Petroleum Corp.                                   9.625             04/01/12             629,975
                                                                                                                    ----------------
                                                                                                                          2,842,380
                                                                                                                    ----------------

                            Oilfield Services/Equipment (0.4%)
                      140   Hanover Compressor Co.                                   8.625             12/15/10             148,400
                      190   Hanover Compressor Co.                                    9.00             06/01/14             208,050
                      190   Hanover Equipment Trust 2001 A (Series A)                 8.50             09/01/08             199,025
                      675   Hanover Equipment Trust 2001 B (Series B)                 8.75             09/01/11             723,938
                                                                                                                    ----------------
                                                                                                                          1,279,413
                                                                                                                    ----------------

                            Pharmaceuticals: Major (0.3%)
                      295   VWR International, Inc.                                  6.875             04/15/12             291,313
                      365   VWR International, Inc.                                   8.00             04/15/14             353,138
                      450   Warner Chilcott Corp. - 144A*                             8.75             02/01/15             446,625
                                                                                                                    ----------------
                                                                                                                          1,091,076
                                                                                                                    ----------------
                            Property - Casualty Insurers (0.2%)
                      520   St. Paul Travelers                                        5.01             08/16/07             523,236
                                                                                                                    ----------------

                            Publishing: Books/Magazines (1.0%)
                      374   Dex Media East/Finance                                  12.125             11/15/12             447,865
                      543   Dex Media West/Finance                                   9.875             08/15/13             621,735
                      200   Houghton Mifflin Co.                                     11.50      tt     10/15/13             158,000
                      100   Houghton Mifflin Co.                                      8.25             02/01/11             105,625
                      675   Houghton Mifflin Co.                                     9.875             02/01/13             739,125
                      985   PRIMEDIA, Inc.                                           8.875             05/15/11           1,042,869
                                                                                                                   ----------------
                                                                                                                         3,115,219
                                                                                                                   ----------------
                            Pulp & Paper (0.2%)
                      595   Georgia-Pacific Corp.                                   8.875             02/01/10             672,350
                                                                                                                    ----------------

                            Railroads (0.3%)
                       88   Burlington North Santa Fe Railway Co.                   4.575             01/15/21              85,972
                      305   Norfolk Southern Corp.                                   7.35             05/15/07             319,639
                      155   Union Pacific Corp.                                     6.625             02/01/08             162,558
                      100   Union Pacific Corp.                                      6.65             01/15/11             109,235
                      145   Union Pacific Corp. - 144A*                             5.214             09/30/14             146,029
                      160   Union Pacific Corp. (Series MTNE)                        6.79             11/09/07             167,837
                                                                                                                    ----------------
                                                                                                                            991,270
                                                                                                                    ----------------

                            Real Estate Investment Trusts (0.5%)
                       28   HMH Properties, Inc. (Series B)                         7.875             08/01/08              28,560
                    1,500   Host Marriott LP                                        7.125             11/01/13           1,573,125
                                                                                                                    ----------------
                                                                                                                          1,601,685
                                                                                                                    ----------------
                            Specialty Stores (1.1%)
                      715   Autonation, Inc.                                          9.00             08/01/08             791,863
                      560   General Nutrition Centers, Inc.                           8.50             12/01/10             467,600
                      750   Petro Stopping Centers LP/Petro Financial Corp.           9.00             02/15/12             765,000
                    1,335   Sonic Automotive, Inc.                                   8.625             08/15/13           1,381,725
                                                                                                                   ----------------
                                                                                                                          3,406,188
                                                                                                                    ----------------
                            Specialty Telecommunications (1.5%)
                      400   American Tower Corp.                                     7.125             10/15/12             424,000
                      470   American Tower Corp.                                      7.50             05/01/12             500,550
                      118   Panamsat Corp.                                            9.00             08/15/14             130,980
                      950   Panamsat Holding Corp.                                  10.375      tt     11/01/14             684,000
                      660   Qwest Communications International                       7.268      ***    02/15/09             658,350
                    1,810   Qwest Services Corp.                                     13.50             12/15/10           2,090,550
                      125   Qwest Services Corp.                                     14.00             12/15/14             151,875
                      145   U.S. West Communications Corp.                           5.625             11/15/08             143,731
                                                                                                                    ----------------
                                                                                                                           4,784,036
                                                                                                                    ----------------

                            Steel (0.5%)
                      815   Amsted Industries Inc. - 144A*                           10.25             10/15/11             884,275
                      750   United States Steel Corp.                                 9.75             05/15/10             828,750
                                                                                                                    ----------------
                                                                                                                          1,713,025
                                                                                                                    ----------------

                            Telecommunications (0.4%)
                      680   AT&T Corp.                                                9.75             11/15/31             884,000
                      665   Exodus Communications, Inc. (a) (c) (i)                 11.625            07/15/10                    0
                    4,679   Rhythms Netconnections, Inc. (a) (c) (i)                 12.75             04/15/09                   0
                      345   Sprint Capital Corp.                                      8.75             03/15/32             476,218
                                                                                                                    ---------------
                                                                                                                          1,360,218
                                                                                                                    ----------------

                            Tobacco (0.4%)
                      145   Altria Group, Inc.                                        7.00             11/04/13             159,152
                      405   Altria Group, Inc.                                        7.75             01/15/27             473,608
                      470   RJ Reynolds Tobacco Hldgs - 144A*                         6.50             07/15/10             470,000
                                                                                                                    ----------------
                                                                                                                          1,102,760
                                                                                                                    ----------------

                            Trucks/Construction/Farm Machinery (0.5%)
                      690   Caterpillar Financial Services Corp.                      3.35      ***    08/20/07             691,290
                      621   Manitowoc Inc. (The)                                     10.50             08/01/12             704,835
                      230   NMHG Holding Co.                                         10.00             05/15/09             244,950
                                                                                                                    ----------------
                                                                                                                          1,641,075
                                                                                                                    ----------------
                            Wholesale Distributors (0.4%)
                      775   Buhrmann US, Inc.                                         8.25             07/01/14             790,500
                      625   Nebraska Book Company, Inc.                              8.625             03/15/12             598,438
                                                                                                                   -----------------
                                                                                                                          1,388,938
                                                                                                                    ----------------

                            Wireless Telecommunications (0.9%)
                      260   AT&T Wireless Services, Inc.                         8.75             03/01/31                  360,300
                      325   Rural Cellular Corp.                                9.625             05/15/08                  325,813
                      385   Rural Cellular Corp.                                 7.91      ***    03/15/10                  401,363
                      550   SBA Communications Corp.                             8.50             12/01/12                  595,375
                      475   SBA Communications Corp.                             9.75      tt     12/15/11                  438,188
                      575   Ubiquitel Operating Co.                             9.875             03/01/11                  644,719
                                                                                                                    ----------------
                                                                                                                          2,765,758
                                                                                                                    ----------------
                            TOTAL CORPORATE BONDS
                            (Cost $125,746,602)                                                                         117,460,403
                                                                                                                    ----------------

             U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECUITIES (20.9%)
             Federal Home Loan Mortgage Corp. (6.5%)

   10,600    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.00            **                  10,828,562
       34    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.50         02/01/29-
                                                                                                  09/01/33                   35,333
    6,518    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.50         08/01/17-
                                                                                                  05/01/33                6,966,137
    1,280    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.00         09/01/24-
                                                                                                  08/01/32                1,374,150
    1,027    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.50         11/01/15-
                                                                                                  07/01/31                1,117,194
      354    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      9.00         06/01/30-
                                                                                                  01/01/31                  392,059
        1    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      9.50         07/01/20                    1,579
                                                                                                               ---------------------
                                                                                                                         20,715,014
                                                                                                               ---------------------

             Federal National Mortgage Assoc. (13.6%)
        2    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.00         04/01/13                    2,324
    4,429    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.00         12/01/16-
                                                                                                  01/01/19                4,578,657
    7,423    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.50         09/01/28-
                                                                                                  01/01/34                7,692,483
      134    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.00         08/01/08                  138,263
    3,650    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.00         10/01/25-
                                                                                                  12/01/32                3,843,358
   14,956    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.50         02/01/22-
                                                                                                  08/01/34               15,953,572
    2,513    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.00         06/01/22-
                                                                                                  07/01/31                2,700,136
    7,691    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.50         10/01/16-
                                                                                                  04/01/32                8,376,351
      119    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      9.00         09/01/21-
                                                                                                  03/01/31                  131,687
                                                                                                               ---------------------
                                                                                                                         43,416,831
                                                                                                               ---------------------
             Government National Mortgage Assoc. (0.7%)
    1,361    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.50         05/15/17-
                                                                                                  01/15/26                1,459,703
      552    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.00         06/15/22-
                                                                                                  02/15/30                  595,224
      122    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      8.50         08/15/22-
                                                                                                  09/15/24                  134,651
                                                                                                               ---------------------
                                                                                                                          2,189,578
                                                                                                               ---------------------
             Government National Mortgage Assoc. II (0.1%)
      173    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      7.50         07/20/25                  184,445
                                                                                                               ---------------------
             TOTAL U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECURITIES                                                   66,505,868
             (Cost $66,377,855)                                                                                ---------------------

             U.S. GOVERNMENT AGENCIES & OBLIGATIONS (7.0%)

      595    Federal Home Loan Mortgage Corp. (0.2%)                                5.125         11/07/13                  596,253
                                                                                                               ---------------------
             U. S. Treasury Bonds (1.1%)
      505    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     6.375         08/15/27                  632,592
    2,000    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     8.125         08/15/21                2,815,314
                                                                                                               ---------------------
                                                                                                                          3,447,906
                                                                                                               ---------------------
    6,000    U. S. Treasury Note (1.9%). . . . . . . . . . . . . . . . . . . ..     4.25          08/15/13                6,009,378
                                                                                                               ---------------------

             U. S. Treasury Strips (3.8%)
    9,750    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     0.00         02/15/25                3,978,956
   11,000    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     0.00         05/15/25                4,420,768
    9,750    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     0.00         02/15/27                3,653,169

             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                 (Cost $21,340,281)                                                                            ---------------------
                                                                                                                         12,052,893
                                                                                                               ---------------------
                                                                                                                         22,106,430
                                                                                                               ---------------------

             U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%)
             Federal Home Loan Mortgage Corp. (4.2%)

    2,923    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      3.79         06/15/29                2,929,057
    3,504    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      3.89         08/15/28                3,519,613
    1,823    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      3.89         07/15/31                1,835,918
    1,944    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      4.04         06/15/23                1,960,530
    1,911    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      5.50         06/15/16                1,912,955
    1,172    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      6.00         07/15/30                1,184,765
                                                                                                               ---------------------
                                                                                                                         13,342,838
                                                                                                               ---------------------

             Federal National Mortgage Assoc. (2.0%)
    4,490    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..      3.81         03/25/17                4,502,709
    1,943    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     4.668         12/25/23                1,994,821
                                                                                                               ---------------------
                                                                                                                          6,497,530
                                                                                                               ---------------------

             TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $19,878,140)                                                                                         19,840,368
                                                                                                               ---------------------
             TOTAL UNITED STATES
              (Cost $233,342,878)                                                                                       225,913,069
                                                                                                               ---------------------
             TOTAL GOVERNMENT & CORPORATE BONDS
              (Cost $305,926,197)                                                                                       300,130,657
                                                                                                               ---------------------
             CONVERTIBLE BOND (0.2%)
             Telecommunication Equipment (0.2%)
       675   Nortel Networks Corp. (Canada)
             (Cost $649,158)                                                        4.25          09/01/08                  633,656
                                                                                                               ---------------------

       NUMBER OF
        SHARES
------------------------

                           COMMON STOCKS (E) (0.4%)
                           Casino/Gaming (0.0%)
                10,773     Fitzgeralds Gaming Corp.+ (i)                                                                    0
                                                                                                         ---------------------
                           Food: Specialty/Candy (0.0%)
                 2,423     SFAC New Holdings, Inc. (d) ++ (i)                                                               0
                   445     SFAC New Holdings, Inc. (d) (i)                                                                  0
               198,750     Specialty Foods Acquisition Corp. - 144A* (i)                                                    0
                                                                                                         ---------------------
                                                                                                                            0
                                                                                                         ---------------------
                           Medical/Nursing Services (0.0%)
                512,862    Raintree Healthcare Corp. (d) (i)                                                                0
                                                                                                         ---------------------

                           Restaurants (0.1%)
                 37,319    American Restaurant Group Holdings, Inc. (d) (i)                                                 0
                  4,383    American Restaurant Group Holdings, Inc. (d) (i)                                                 0
                  6,000    American Restaurant Group Holdings, Inc. - 144A* (i)                                             0
                 95,844    Catalina Restaurant Group (d) (i)                                                          232,901
                                                                                                         ---------------------
                                                                                                                      232,901
                                                                                                         ---------------------
                           Specialty Telecommunications (0.0%)
                 12,688    Birch Telecom Inc. (d) (i)                                                                     127
                133,935    PFB Telecom NV (Series B) (d) (i)                                                                0
                  2,702    Viatel Holdings Bermuda Ltd. (d) (i)                                                           189
                                                                                                         ---------------------
                                                                                                                          316
                                                                                                         ---------------------
                           Textiles (0.0%)
                298,462    U.S. Leather, Inc. (d) (i)                                                                       0
                                                                                                         ---------------------
                           Wireless Telecommunications (0.3%)
                 15,266    NII Holdings, Inc. (Class B) (d)                                                         1,136,401
                    677    USA Mobility, Inc. (d)                                                                      18,936
                 43,277    Vast Solutions, Inc. (Class B1) (d) (i)                                                          0
                 43,277    Vast Solutions, Inc. (Class B2) (d) (i)                                                          0
                 43,277    Vast Solutions, Inc. (Class B3) (d) (i)                                                          0
                                                                                                         ---------------------
                                                                                                                    1,155,337
                                                                                                         ---------------------
                           TOTAL COMMON STOCKS
                           (Cost $52,912,994)                                                                       1,388,554
                                                                                                         ---------------------

                         CONVERTIBLE PREFERRED STOCKS (E) (0.0%)
                           Oil & Gas Production (0.0%)
                    989    XCL Ltd. - 144A* t (i)                                                                           0
                  5,000    XCL Ltd. (Units) [+/+] - 144A* + (i)                                                             0
                                                                                                         ---------------------

                           TOTAL CONVERTIBLE PREFERRED STOCKS
                            (Cost $1,000,778)                                                                               0
                                                                                                         ---------------------
                           NON-CONVERTIBLE PREFERRED STOCKS (0.1%)
                           Broadcasting (0.0%)
                     18    Paxson Communications Corp. t                                                              118,845
                                                                                                         ---------------------
                           Restaurants (0.1%)
                    193    Catalina Restaurant Group (Units) [+\+] (i)                                                174,338
                                                                                                         ---------------------
                           TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                            (Cost $373,709)                                                                           293,183
                                                                                                         ---------------------

       NUMBER OF                                                                                   EXPIRATION
       WARRANTS                                                                                       DATE
------------------------                                                                          --------------

                           WARRANTS (E) (0.0%)
                 68,000    Casino/Gaming (0.0%)                                                     03/01/10                     0
                  3,250    Aladdin Gaming Enterprises, Inc. - 144A* (i)                             12/15/07                     0
                                                                                                                    ---------------
                           Resort At Summerlin LP - 144A* (i)                                                                    0
                                                                                                                    ---------------

                           Electric Utilities (0.0%)
                    965    TNP Enterprises, Inc. - 144A*                                            04/01/11                23,160
                                                                                                                    ---------------
                           RESTAURANTS (0.0%)
                  1,500    American Restaurant Group Holdings, Inc.  - 144A* (i)                    08/15/08                     0
                 40,750    Catalina Restaurant Group (d) (i)                                        07/10/12                     0
                                                                                                                    ---------------
                                                                                                                                 0
                           TOTAL WARRANTS                                                                           ---------------
                           (Cost $29,677)                                                                                   23,160
                                                                                                                    ---------------

       PRINCIPAL
       AMOUNT IN                                                                                    MATURITY
       THOUSANDS                                                                                      DATE
------------------------                                                                          --------------

                           SHORT-TERM INVESTMENTS (7.4%)
$                          U.S. GOVERNMENT OBLIGATION (F) (0.1%)
                   450     U.S. Treasury Bill (b)                                         3.35      01/12/06               443,133
                           (Cost $442,379)                                                                           ---------------

                           REPURCHASE AGREEMENT (7.3%)
                23,117     Joint repurchase agreement account
                           (dated 7/29/05; proceeds $23,123,338) (g)
                             (Cost $23,117,000)                                            3.29      08/01/05           23,117,000
                                                                                                                     ---------------
                           TOTAL SHORT-TERM INVESTMENTS
                             (Cost $23,559,379)                                                                         23,560,133
                                                                                                                     ---------------
                           TOTAL INVESTMENTS
                             (Cost $384,451,892) (h) (j)                                             102.4%            326,029,343
                            LIABILITIES IN EXCESS OF OTHER ASSETS                                     (2.4)             (7,731,386)
                                                                                                   --------------    ---------------
                           NET ASSETS                                                                100.0%          $ 318,297,957
                                                                                                   ==============    ===============

------------

*      Resale is restricted to qualified institutional investors.

**     Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

***    Floating rate security, rate shown is the rate in effect at July 31,
       2005.

[+/+]  Consists of one or more class of securities traded together as a unit;
       bonds or preferred stock with attached warrants.

t      Payment-in-kind security.

tt     Currently a zero coupon bond and will pay interest at the rate shown at a future date.

+      Resale is restricted acquired (12/22/98) at a cost basis of $48,586.

++     Resale is restricted acquired (06/10/99) at a cost basis of $24.

+++    Turkish currency index credit linked unsecure note.

(a)    Issuer in bankruptcy.

(b)    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $251,561.

(c)    Non-income producing security; bond in default.

(d)    Acquired through exchange offer.

(e)    Non-income producing securities.

(f)    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(g)    Collateralized by federal agency and U.S. Treasury obligations.

(h)    Securities have been designated as collateral in amount equal to
       $128,338,964 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(i)    Securities with a total market value equal to $407,555 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(j)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,956,121 and the aggregate gross unrealized depreciation is $67,348,694, resulting in net unrealized appreciation of
       $58,392,573.

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

                                                                                                                     UNREALIZED
       NUMBER OF     LONG/                   DESCRIPTION, DELIVERY                 UNDERLYING FACE                  APPRECIATION
       CONTRACTS     SHORT                      MONTH AND YEAR                     AMOUNT AT VALUE                 (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------

  224                Short                  U.S. Treasury Note 2 Year
                                                 September 2005                     ($46,252,501)                       $309,557
  515                Short                  U.S. Treasury Note 5 Year
                                                 September 2005                      (55,209,612)                        858,901
  100                Long                   U.S. Treasury Note 10 Year
                                                 September 2005                       11,098,438                        (114,587)
  22                 Long                   U.S. Treasury Bond 20 Year
                                                 September 2005                       2,536,875                          (22,076)
   2                 Short                         Euro Bond
                                                 September 2005                       (296,941)                             (619)
                                                                                                               ---------------------
                           NET UNREALIZED APPRECIATION..........................                                       $1,031,176
                                                                                                               =====================

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2005:

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
CONTRACTS TO DELIVER                             IN EXCHANGE FOR                 DELIVERY DATE                     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------

  DKK                   750,000                 $123,742                            9/21/2005                           $1,600
  EUR                   275,000                 $334,488                           10/26/2005                            (254)
                                                                                                               ---------------------
                           NET UNREALIZED APPRECIATION..........................                                        $1,346
                                                                                                               =====================

Currency Abbreviations

DKK                     Danish Krone.
EUR                     Euro.
JPY                     Japanese Yen.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                           /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust.

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

                                       5